Expense Example - NVIT Blueprint Conservative Fund	Class I Shares 1 Year	Class I Shares 3 Years	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 3 Years	Class II Shares 5 Years	Class II Shares 10 Years
USD ($)	81	274	483	1,087	90	336	603	1,363